Class A Ordinary Shares Subject to Possible Redemption	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 7
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Class
 A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 180,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of June 30, 2022 and December 31, 2021, there were 17,500,000 Class A ordinary shares outstanding, which were all subject to possible redemption and classified outside of permanent equity in the condensed consolidated balance sheets.
The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled on the following table:

Gross Proceeds	$175,000,000
Less:
Proceeds allocated to Public Warrants	(7,875,000)
Class A ordinary shares issuance costs	(9,666,677)
Plus:
Remeasurement adjustment on carrying value to redemption value	17,541,677

Class A ordinary shares subject to possible redemption at December 31, 2021	$175,000,000
Increase in Class A ordinary shares subject to possible redemption	260,788

Class A ordinary shares subject to possible redemption at June 30, 2022	$175,260,788

Note 7 — Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue

180,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2021 and 2020, there were 17,500,000 Class A ordinary shares outstanding, which were all subject to possible redemption and classified outside of permanent equity in the consolidated balance sheets.
The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets are reconciled on the following table:

Gross Proceeds	$175,000,000
Less:
Proceeds allocated to Public Warrants	(7,875,000)
Class A ordinary shares issuance costs	(9,666,677)
Plus:
Remeasurement adjustment on redeemable common stock	17,541,677

Class A ordinary shares subject to possible redemption	$175,000,000